Acquisitions (Disclosure Of Detailed Information About Business Combinations - Westinghouse) (Details) - Westinghouse Electric Company [Member]		12 Months Ended
	Nov. 07, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 shares
Disclosure Of Business Combinations [Line Items]
Ownership stake	49.00%	49.00%	49.00%
Purchase price reduced		$ 6,063,000	$ 4,434,000
Purchase price		2,938,998,000		$ 2,135,871,000
Cash paid		2,113,398,000		1,535,871,000
Term loan		825,600,000		600,000,000
Number of common stock issued | shares					34,057,250
Cash and cash equivalents		352,151,000		255,924,000
Other current assets		1,308,026,000		950,600,000
Property, plant and equipment		1,097,397,000		797,527,000
Intangible assets		3,907,221,000		2,839,550,000
Goodwill		794,940,000		577,690,000
Non-current assets		477,437,000		346,974,000
Current portion of long-term debt		(231,777,000)		(168,443,000)
Other current liabilities		(1,397,840,000)		(1,015,872,000)
Long-term debt		(2,324,860,000)		(1,689,578,000)
Other non-current liabilities		(1,043,697,000)		(758,501,000)
Net assts acquired		$ 2,938,998,000		2,135,871,000
Preliminary Allocation [Member]
Disclosure Of Business Combinations [Line Items]
Cash paid	$ 1,540,305,000
Term loan	600,000,000
Cash and cash equivalents	254,800,000
Other current assets	938,413,000
Property, plant and equipment	787,278,000
Intangible assets	2,852,780,000
Goodwill	568,631,000
Non-current assets	346,891,000
Current portion of long-term debt	(167,886,000)
Other current liabilities	(996,735,000)
Long-term debt	(1,686,607,000)
Other non-current liabilities	(757,260,000)
Net assts acquired	$ 2,140,305,000
Adjustment [Member]
Disclosure Of Business Combinations [Line Items]
Cash paid				(4,434,000)
Term loan				0
Cash and cash equivalents				1,124,000
Other current assets				12,187,000
Property, plant and equipment				10,249,000
Intangible assets				(13,230,000)
Goodwill				9,059,000
Non-current assets				83,000
Current portion of long-term debt				(557,000)
Other current liabilities				(19,137,000)
Long-term debt				(2,971,000)
Other non-current liabilities				(1,241,000)
Net assts acquired				$ (4,434,000)
Brookfield Renewable Partners [Member]
Disclosure Of Business Combinations [Line Items]
Ownership stake	51.00%